Intangible assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Nine months ended, June 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Impairment Loss	Net Carrying Amount
Computer software	$242	$(212)	$-	$30
Domain/website	2	(1)	-	1
Customer lists	6,107	(2,993)	(2,690)	424
Charter license	918	(249)	-	669
Total intangible assets	$7,270	$(3,455)	$(2,690)	$1,124

	Twelve months ended, September 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Impairment Loss	Net Carrying Amount
Computer software	$288	$(238)	$-	$50
Domain/website	2	(1)	-	1
Customer lists	10,816	(3,021)	(1,585)	6,210
Charter license	930	(190)	-	740
Total intangible assets	$12,036	$(3,450)	$(1,585)	$7,001

	September 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Impairment Loss	Net Carrying Amount
Computer software	$389	$(321)	$-	$68
Domain/website	3	(2)	-	1
Customer lists	14,611	(4,081)	(2,141)	8,389
Charter license	1,256	(257)	-	999
Total intangible assets	$16,259	$(4,661)	$(2,141)	$9,457

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

	September 30, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Computer software	$380	$(287)	$93
Domain/website	3	(2)	1
Customer lists	13,478	(1,390)	12,088
Charter license	1,256	(146)	1,110
Total intangible assets	$15,117	$(1,825)	$13,292

Schedule of future amortization of intangible assets	The estimated future amortization of intangible assets is as follows:
July 1, 2025 – September 30, 2025	$79
2026	271
2027	255
2028	169
2029	98
Thereafter	252
Total	$1,124
The estimated future amortization of intangible assets is as follows:
2025	$1,694
2026	1,694
2027	1,694
2028	1,694
2029	1,694
Thereafter	3,128
Total	$11,598